Other Payables and Accrued Expenses (Details) - Schedule of Other Payables and Accrued Expenses	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)
Schedule of Other Payables and Accrued Expenses [Abstract]
Salary and benefit payables	¥ 23,307,275	$ 171,390	¥ 26,325,325
Outsourced development costs	6,276,121	46,152	10,469,841
Communication costs	3,934,950	28,935	5,488,150
Professional service fee	8,880,909	65,305	7,617,610
Withholding tax	1,657,172	12,186	1,284,717
Resident tax for employees	687,400	5,055	545,100
Others	2,506,637	18,433	1,094,468
Other payables and accrued expenses	¥ 47,250,464	$ 347,456	¥ 52,825,211